As filed with the U.S. Securities and Exchange Commission on April 5, 2023

Securities Act File No. 033-40603

Investment Company Act File No. 811-06310

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 93	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 94

LEGG MASON PARTNERS VARIABLE INCOME TRUST*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Name and address of agent for service:	Copy to:

Marc De Oliveira	Bryan Chegwidden, Esq.	Adam M. Schlichtmann, Esq.
Franklin Templeton	Ropes & Gray LLP	Ropes & Gray LLP
100 First Stamford Place	1211 Avenue of the Americas	Prudential Tower, 800 Boylston Street
Stamford, Connecticut 06902	New York, New York 10036	Boston, Massachusetts 02199

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 21, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*

This Post-Effective Amendment No. 93 (this “Amendment”) to the Registration Statement of Legg Mason Partners Variable Income Trust (the “Trust”) on Form N-1A is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate April 21, 2023 as the new effective date for Post-Effective Amendment No. 92 filed pursuant to Rule 485(a) under the Securities Act on January 24, 2023. Post-Effective Amendment No. 92 was initially scheduled to become effective on April 10, 2023. This Amendment relates solely to Western Asset Long Credit VIT, a series of the Trust, and is not intended to amend or supersede any information contained in Post-Effective Amendment No. 92.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 92 to the Trust’s Registration Statement, which was filed on January 24, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE INCOME TRUST, certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 5th day of April, 2023.

LEGG MASON PARTNERS VARIABLE INCOME TRUST, on behalf of its series:

Western Asset Long Credit VIT

By:	/s/ Jane E. Trust
Jane E. Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 5th day of April, 2023.

Signature	Title

/s/ Jane E. Trust Jane E. Trust	President, Chief Executive Officer and Trustee

/s/ Christopher Berarducci Christopher Berarducci	Principal Financial Officer and Treasurer

/s/ Robert Abeles, Jr.* Robert Abeles, Jr.	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Anita L. DeFrantz* Anita L. DeFrantz	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Ronald L. Olson* Ronald L. Olson	Trustee

/s/ Avedick B. Poladian* Avedick B. Poladian	Trustee

/s/ William E.B. Siart* William E.B. Siart	Trustee

/s/ Jaynie M. Studenmund* Jaynie M. Studenmund	Trustee

/s/ Peter J. Taylor* Peter J. Taylor	Trustee

/s/ Michael Larson* Michael Larson	Trustee

*By:	/s/ Jane E. Trust
Jane E. Trust

*	Attorney in Fact, pursuant to Power of Attorney.